Shareholders' Equity - Schedule of Changes in Shares Issued and Outstanding and Share Capital (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026		Sep. 30, 2025
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance (in shares)	[1]			199,930,069
Beginning balance	[1]			$ 213,002
Ending balance	[1]	$ 0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, equity		313,075	$ 62,956	$ 24,444	[2]	$ 87,495	[3]
Issuance of common shares upon exercise of stock options, net of tax (in shares)				8,726,827
Issuance of common shares upon exercise of stock options, net of tax		$ 3,327	27	$ 3,777		89
Reverse Recapitalization and PIPE transaction, net of transaction costs	[4]			263,599
Earn-out share liability at Closing of Reverse Recapitalization				(9,997)
Conversion of earn-out liabilities to equity				17,761
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs				68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization				$ 1,445
Ending balance, shares outstanding (in shares)		311,244,943		311,244,943
Ending balance, equity		$ 289,941	$ 43,406	$ 289,941		$ 43,406
Conversion of Convertible Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion	[5]			0
Exercise of Warrants
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion		$ 0		$ 0
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)				255,894,945
Beginning balance, equity				$ 220,587
Issuance of common shares upon exercise of stock options, net of tax (in shares)				8,596,509
Issuance of common shares upon exercise of stock options, net of tax				$ 5,871
Vesting of restricted stock units, net of tax (in shares)				219,237
Vesting of restricted stock units, net of tax				$ 3,200
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)				40,308,912
Reverse Recapitalization and PIPE transaction, net of transaction costs				$ 265,006
Earn-out share liability at Closing of Reverse Recapitalization				(9,997)
Conversion of earn-out liabilities to equity				$ 17,761
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs (in shares)				5,467,524
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs				$ 68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization (in shares)				100,000
Issuance of common shares for advisor fees related to the Reverse Recapitalization				$ 1,445
Ending balance, shares outstanding (in shares)		311,244,943		311,244,943
Ending balance, equity		$ 575,526		$ 575,526
Common Stock | Exercise of Warrants
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)				(657,816)
Issuance of shares in conversion				$ 2,838
Old Xanadu Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance (in shares)			199,930,069	199,930,069	[2]	199,930,069	[3]
Beginning balance			$ 213,002	$ 213,002	[2]	$ 213,002	[3]
Ending balance (in shares)		0	199,930,069	0		199,930,069
Ending balance		$ 0	$ 213,002	$ 0		$ 213,002
Old Xanadu Convertible Preferred Shares | Conversion of Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)	[5]			(199,930,069)
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares	[5]			$ (213,002)
Old Xanadu Common Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)	[1]			55,964,876
Old Xanadu Common Shares | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)			55,803,248	55,964,876	[2]	55,567,272	[3]
Beginning balance, equity			$ 7,486	$ 7,585	[2]	$ 7,399	[3]
Issuance of common shares upon exercise of stock options, net of tax (in shares)			93,170			329,146
Issuance of common shares upon exercise of stock options, net of tax			$ 37			$ 124
Ending balance, shares outstanding (in shares)		0	55,896,418	0		55,896,418
Ending balance, equity		$ 0	$ 7,523	$ 0		$ 7,523
Old Xanadu Common Shares | Common Stock | Conversion of Convertible Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)	[5]			55,964,876
Issuance of shares in conversion	[5]			$ (7,585)
Xanadu Class A Multiple Voting Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ending balance, shares outstanding (in shares)		115,458,298		115,458,298
Xanadu Class A Multiple Voting Shares | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)				0
Beginning balance, equity				$ 0
Ending balance, shares outstanding (in shares)		115,458,298		115,458,298
Ending balance, equity		$ 99,747		$ 99,747
Xanadu Class A Multiple Voting Shares | Common Stock | Conversion of Convertible Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)				(254,709,401)
Issuance of shares in conversion				$ 220,098
Xanadu Class A Multiple Voting Shares | Common Stock | Exercise of Warrants
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)				(517,527)
Issuance of shares in conversion				$ 1,397
Xanadu Class A Multiple Voting Shares | Common Stock | Conversion of Earn-Out Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)				(139,768,630)
Issuance of shares in conversion				$ (121,748)
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ending balance, shares outstanding (in shares)		195,786,645		195,786,645
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)				0
Beginning balance, equity				$ 0
Issuance of common shares upon exercise of stock options, net of tax (in shares)				8,596,509
Issuance of common shares upon exercise of stock options, net of tax				$ 5,871
Vesting of restricted stock units, net of tax (in shares)				219,237
Vesting of restricted stock units, net of tax				$ 3,200
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)				40,308,912
Reverse Recapitalization and PIPE transaction, net of transaction costs				$ 265,006
Earn-out share liability at Closing of Reverse Recapitalization				(9,997)
Conversion of earn-out liabilities to equity				$ 17,761
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs (in shares)				5,467,524
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs				$ 68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization (in shares)				100,000
Issuance of common shares for advisor fees related to the Reverse Recapitalization				$ 1,445
Ending balance, shares outstanding (in shares)		195,786,645		195,786,645
Ending balance, equity		$ 475,779		$ 475,779
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Common Stock | Conversion of Convertible Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)				(1,185,544)
Issuance of shares in conversion				$ 489
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Common Stock | Exercise of Warrants
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)				(140,289)
Issuance of shares in conversion				$ 1,441
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Common Stock | Conversion of Earn-Out Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)				(139,768,630)
Issuance of shares in conversion				$ 121,748

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[3]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.
[4]	Common shares include 1,100,000 earn-out shares (the "Earn-out Shares") issued and outstanding at closing of the Reverse Recapitalization, but were subject to forfeiture. At closing, these Earn-out Shares were classified within liabilities on the consolidated balance sheets and subsequently reclassified to equity in the second quarter of 2026 when the Earn-out Shares vested. Refer to Note 3 for additional information.
[5]	Refer to Note 3 for additional information on the preferred and common share exchange.